Employee Benefits Expenses	6 Months Ended
Sep. 30, 2025
Employee Benefits Expenses [Abstract]
EMPLOYEE BENEFITS EXPENSES

17. EMPLOYEE BENEFITS EXPENSES

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Salaries and other short-term employee benefits	1,623	1,029
Payments to defined contribution pension schemes	50	26
Share based compensations	-	3,312
Total	1,673	4,367